Management Fee, Selling Commission, Platform Fees And Profit Share (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,103,773	$ 3,023,015
Platform Fees	20,749	40,283
Total Selling Commissions and Platform Fees	2,124,522	3,063,298
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,103,773	3,023,015
Total Selling Commissions and Platform Fees	2,103,773	3,023,015
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Platform Fees	20,749	40,283
Total Selling Commissions and Platform Fees	$ 20,749	$ 40,283